Commitments and Contingencies (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015	Feb. 28, 2015
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 7.0
Payments for Other Taxes	$ 2.1	8.6
Accrued property taxes		4.2	$ 4.9	$ 4.8
Loss Contingency Accrual, at Carrying Value		0.1	0.1	0.1
Self Insurance Reserve		15.6	17.0	17.2
Self Insurance Reserve Expected To Be Paid Subsequent To Next Fiscal Year		10.6	10.6
Identified Growth Projects
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		13.1
Other Growth and Maintenance Contractual Purchase Obligations
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		19.7
Commodity
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Firm Purchase Commitments		312.0
Antero
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent consideration, current liability				40.0	$ 40.0
Crestwood Midstream Partners LP
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accrued property taxes		4.2	4.9	4.8
Self Insurance Reserve		12.2	13.7	$ 11.4
Self Insurance Reserve Expected To Be Paid Subsequent To Next Fiscal Year		8.0	$ 8.0
Tres Palacios Holdings LLC
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Loss Contingency, Estimate of Possible Loss		2.0
Tres Palacios [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accrued property taxes		$ 2.9